Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Profit or loss [abstract]
Loss	$ 2,072,266	$ 1,042,648	$ 1,118,779
Items that may be reclassified subsequently to profit and loss:
Revaluation of marketable securities	(28,949)	(22,870)	25,415
Reallocation of the fair value of marketable securities upon disposition	956	14,806	8,023
Total other comprehensive (income) loss	(27,993)	(8,064)	33,438
Comprehensive loss	$ 2,044,273	$ 1,034,584	$ 1,152,217